Related Party Notes Payable (Details) - Schedule of related party notes payable consists $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)		Jun. 30, 2022 USD ($)		Jun. 30, 2022 USD ($)
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Balance	$ 12,962		$ 12,962		$ 12,962
Interest Expense	1,313		1,935
Related party notes – China [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Maturity Date					Due on Demand	[1]
Contractual Interest Rates					18.00%	[1]
Balance	8,940	[1]	8,940	[1]	$ 8,940	[1]
Interest Expense	1,313	[1]	1,935	[1]
Related party notes – China various other [Member]
Related Party Notes Payable (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Maturity Date					Due on Demand
Contractual Interest Rates					0.00%
Balance	4,022		4,022		$ 4,022
Interest Expense

[1]	As of June 30, 2022, the Company was in default on a related party note with a principal value of $8,940.